Stockholders' Equity - Warrant (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2020 D $ / shares shares	Jun. 30, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Warrant outstanding | shares	0
Restrictions on transfer period of time after business combination completion		30 days
Class A Common Stock
Class of Warrant or Right [Line Items]
Number of trading days on which fair market value of shares is reported | D	10	10
Warrant redemption price adjustment multiple	0.361	0.361
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Class A Common Stock
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 10.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A Common Stock
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of warrants	30 days
Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding | shares	0
Exercise price of warrants	$ 11.50	$ 11.50
Warrants expiration term	5 years	5 years
Percentage of gross proceeds to total equity proceeds used to measure dilution of warrant	60
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Warrants | Minimum
Class of Warrant or Right [Line Items]
Percentage of gross proceeds to total equity proceeds used to measure dilution of warrant		60
Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Issue price per share	$ 9.20
Number of trading days on which fair market value of shares is reported | D	20	20
Warrants | Class A Common Stock | Maximum
Class of Warrant or Right [Line Items]
Issue price per share		$ 9.20
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 10.00	$ 10.00
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	100.00%	100.00%
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Class A Common Stock
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 10.00
Threshold trading days for redemption of warrants | D	20	20
Threshold consecutive trading days for redemption of warrants | D	30	30
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Class A Common Stock | Minimum
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)		$ 10.00
Warrants | Redemption of Warrants, Commencing Ninety Days After Warrants become Exercisable
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of warrants	30 days	30 days
Threshold trading days for redemption of warrants | D	20	20
Threshold consecutive trading days for redemption of warrants | D	30	30
Warrants | Redemption of Warrants, Commencing Ninety Days After Warrants become Exercisable | Maximum
Class of Warrant or Right [Line Items]
Warrant redemption price adjustment multiple		18.00
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A Common Stock
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 18.00
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A Common Stock | Minimum
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)		$ 18.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding | shares		10,062,500
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Maximum period after business combination in which to file registration statement	20 days	20 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding | shares		6,553,454
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days	30 days
Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days	30 days
Threshold trading days for redemption of warrants | D	20	20
Threshold consecutive trading days for redemption of warrants | D	30	30